CERTIFICATION OF
             STRONG INTERNATIONAL INCOME FUNDS, INC.
           f/k/a/ STRONG INTERNATIONAL BOND FUND, INC.
               on behalf of the following series:
                 Strong International Bond Fund

STRONG INTERNATIONAL INCOME FUNDS, INC. (the "Registrant") does hereby certify as follows:

1. This Certification is made pursuant to Rule 497(j) of the Securities Act of 1933.

2. Reference is made to Strong International Bond Fund's Prospectus and Statement of Additional Information each dated March 1, 1998 filed by the Registrant pursuant to Post-Effective Amendment No. 9 (File No. 33-74578; 811-8318), which was filed with the Securities and Exchange Commission on February 27, 1998 (the "Post-Effective Amendment").

3. The Post-Effective Amendment is the most recent post-effective amendment filed by the Registrant.

4. The form of Strong International Bond Fund's Prospectus and Statement of Additional Information that would have been filed under Rule 497(c) of the Securities Act of 1933 would not have differed from that contained in the Post-Effective Amendment.

5. The text of the Post-Effective Amendment has been filed electronically.

                         STRONG INTERNATIONAL INCOME FUNDS, INC.



                         /s/ John S. Weitzer
                         By:  John S. Weitzer
                         Title:    Vice President



Dated:  March 3, 1998